Lennar Multifamily Segment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Segment Reporting Information [Line Items]
Letters of credit outstanding, amount	$ 424,553
Lennar Multifamily [Member]
Segment Reporting Information [Line Items]
Non-recourse debt with completion guarantees	163,376	$ 51,604
Management fees and reimbursement of expenses from unconsolidated entities	13,534	4,041
Revenues from transactions with related party	50,900
Expenses related to transactions with related party	49,000
Financial Letters Of Credit [Member] | Lennar Multifamily [Member]
Segment Reporting Information [Line Items]
Letters of credit outstanding, amount	$ 23,498	$ 28,190